Segment information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment information

4.    Segment information

The Group has two reportable segments in accordance with its integrated communication and technology services strategy - Turkcell Turkey and Turkcell International. While some of these strategic segments offer the same types of services, they are managed separately because they operate in different geographical locations and are affected by different economic conditions.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker function is carried out by the Board of Directors, however Board of Directors may transfer the authorities, other than recognized by the law, to the CEO and other directors.

Turkcell Turkey reportable segment includes the operations of Turkcell, Turkcell Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), Turkcell Satis ve Dijital Is Servisleri Hizmetleri A.S. (“Turkcell Satis”), group call center operations of Global Bilgi Pazarlama Danismanlik ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”), Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”), Lifecell Dijital Servisler ve Cozumler A.S. (“Lifecell Dijital Servisler”), Lifecell Bulut Cozumleri A.S. (“Lifecell Bulut”), Lifecell TV Yayin ve Icerik Hizmetleri A.S. (“Lifecell TV”), Lifecell Muzik Yayin ve Iletim A.S. (“Lifecell Muzik”) and BiP Iletisim Teknolojileri ve Dijital Servisler Anonim Sirketi (“BiP  Iletisim”). Turkcell International reportable segment includes the operations of Kibris Mobile Telekomunikasyon Limited Sirketi (“Kibris Telekom”), East Asian Consortium B.V. (“Eastasia”), Lifecell LLC (“lifecell”), Lifecell Ventures Cooperatief U.A (“Lifecell Ventures”), Beltel Telekomunikasyon Hizmetleri A.S. (“Beltel”), CJSC Belarusian Telecommunications Network (“Belarusian Telecom”), LLC UkrTower (“UkrTower”), LLC Global Bilgi (“Global LLC”), Turkcell Europe GmbH (“Turkcell Europe”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”) and BiP Digital Communication Technologies B.V (“BiP Digital”). The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share similar economic characteristics. Other reportable segment mainly comprises the non-group call center operations of Turkcell Global Bilgi and the operations of Turkcell Finansman, Turkcell Odeme Hizmetleri A.S. (“Turkcell Odeme”), Turkcell Enerji Cozumleri ve Elektrik Satis Ticaret A.S (“Turkcell Enerji”), Paycell LLC and Turkcell Sigorta Aracilik Hizmetleri A.S (“Turkcell Sigorta”).

The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.

Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

According to the resolution of the General Assembly dated 6 July 2020, the trade name of Turkcell Ozel Finansman A.S. (“TOFAS”) was changed to Lifecell Iletisim Teknolojileri ve Dijital Servisler A.S. (“Lifecell Iletisim”) and its business activity is determined and announced as providing digital services and products as of 21 July 2020. The trade name of Lifecell Iletisim was changed to BiP Iletisim on 14 December 2020. BiP Iletisim has started its operations relating to providing digital services and products as of October 2020, and its operations are reported in Turkcell Turkey reportable segment.

							Intersegment
	Turkcell Turkey		Turkcell International		All other segments		eliminations		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Total segment revenue	25,160,240	21,487,156	2,542,410	2,002,789	2,073,626	2,217,979	(672,538)	(570,789)	29,103,738	25,137,135
Inter-segment revenue	(98,110)	(79,318)	(87,955)	(94,703)	(486,473)	(396,768)	672,538	570,789	—	—
Revenues from external customers	25,062,130	21,407,838	2,454,455	1,908,086	1,587,153	1,821,211	—	—	29,103,738	25,137,135
Adjusted EBITDA	10,585,039	8,789,179	1,169,488	903,896	541,694	765,798	(25,923)	(32,454)	12,270,298	10,426,419
Net impairment losses on financial and contract assets	(295,978)	(223,879)	(2,845)	(5,109)	(50,772)	(109,869)	—	—	(349,595)	(338,857)

							Intersegment
	Turkcell Turkey		Turkcell International		All other segments		eliminations		Consolidated
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Total segment revenue	21,487,156	18,092,586	2,002,789	1,456,980	2,217,979	2,113,681	(570,789)	(370,772)	25,137,135	21,292,475
Inter-segment revenue	(79,318)	(46,355)	(94,703)	(69,657)	(396,768)	(254,760)	570,789	370,772	—	—
Revenues from external customers	21,407,838	18,046,231	1,908,086	1,387,323	1,821,211	1,858,921	—	—	25,137,135	21,292,475
Adjusted EBITDA	8,789,179	7,403,822	903,896	612,697	765,798	801,687	(32,454)	(30,224)	10,426,419	8,787,982
Net impairment losses on financial and contract assets	(223,879)	(248,171)	(5,109)	(4,088)	(109,869)	(94,131)	—	—	(338,857)	(346,390)

	2020	2019	2018
Profit for the period	4,239,620	3,276,690	2,177,335
Add(Less):

(Profit)/loss from discontinued operations	—	(772,436)	—

Profit from continuing operations	4,239,620	2,504,254	2,177,335
Income tax expense	387,193	785,630	495,481
Finance income	(2,119,483)	(297,450)	(1,677,114)
Finance costs	3,251,164	2,025,118	3,364,072
Other income	(96,585)	(140,705)	(241,435)
Other expenses	619,835	487,295	381,582
Depreciation and amortization	5,974,779	5,046,565	4,287,974
Share of loss of equity accounted investees	13,775	15,712	87
Consolidated adjusted EBITDA	12,270,298	10,426,419	8,787,982

Geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2020	2019	2018
Revenues
Turkey	26,648,183	23,229,046	19,636,682
Ukraine	1,800,983	1,322,116	923,181
Belarus	395,363	366,314	293,181
Turkish Republic of Northern Cyprus	229,652	209,109	169,014
Netherlands	28,863	8,396	366
Germany	694	2,154	1,580
Azerbaijan	—	—	268,471
	29,103,738	25,137,135	21,292,475

	31 December	31 December
	2020	2019
Non-current assets
Turkey	26,165,209	22,737,468
Ukraine	3,390,246	3,030,095
Belarus	264,864	219,281
Turkish Republic of Northern Cyprus	244,710	198,732
Unallocated non-current assets	849,992	197,255
	30,915,021	26,382,831